March 1, 2014

Summary Prospectus
Calamos Long/Short Fund
NASDAQ Symbol: CALSX – Class A CCLSX – Class C

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2014 (and as each may be amended or supplemented), and the financial statements included in the Fund’s most recent report to shareholders, dated October 31, 2013, are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Long/Short Fund’s investment objective is long term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 88 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS C
Management Fees	1.25%	1.25%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%
Other Expenses[1]	0.78%	0.78%
Dividend expense on short positions	0.35%	0.35%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)[2]	0.05%	0.05%
Total Annual Operating Expenses	2.68%	3.43%
Expense Reimbursement[3]	(0.28)%	(0.28)%
Total Annual Operating Expenses After Reimbursement	2.40%	3.15%
1	“Other Expenses” are estimated for the current fiscal year and have been updated to reflect actual results.

2	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Fidelity Prime Money Market Fund, SPDR S+P 500 ETF Trust, Technology Select Sector SPDR.

3	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 31, 2015 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extra- ordinary expenses, if any) of Class A and Class C are limited to 2.00% and 2.75% of average net assets, respectively. This agreement is not terminable by either party.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION		NO REDEMPTION
	A	C	A	C
1 Year	707	418	707	318
3 Years	1,241	1,026	1,241	1,026

LSPRO 03/14

Calamos Long/Short Fund

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the period from the Fund’s commencement of operations on June 3, 2013 to October 31, 2013, the Fund’s portfolio turnover rate was 132.1% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve it investment objective by taking long and short positions in equity securities (including common and preferred stock, and convertible securities) primarily of large and mid-cap U.S. companies. The Fund’s investment adviser generally defines a large cap company to have a market capitalization in excess of $25 billion and a mid-sized company to have a market capitalization between $1 billion and $25 billion. However, the Fund may invest in companies of any size and market capitalization. The Fund may invest up to 40% of its net assets in foreign securities. The Fund may also invest in fixed income securities of varying maturities and cash and cash equivalents.

The Fund seeks to outperform the equity markets while providing less volatility through active stock selection and by adjusting market exposures within its portfolio. The Fund seeks to accomplish this by taking long positions in companies that are expected to outperform the equity markets, while taking short positions in companies that are expected to underperform the equity markets and for hedging purposes. A long position arises where the Fund holds a security in its portfolio. The Fund will have a short position where it sells a security it does not own by delivery of a borrowed security. Although the Fund intends to maintain an overall long position in its portfolio, the Fund may maintain significant short positions and, in certain circumstances these short positions may approach the size of overall long positions. The Fund may maintain long and short positions through the use of derivative instruments such as options, futures and forward contracts. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes.

As market volatility increases, the Fund’s portfolio may turnover more frequently. The Fund may maintain cash and cash equivalents, without limitation, when the Fund’s investment adviser determines that opportunities for investing are unattractive.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Under certain conditions, even if the value of the Fund’s long positions are rising, this could be offset by declining values of the Fund’s short positions. Conversely, it is possible that rising values of the Fund’s short positions could be offset by declining values of the Fund’s long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund’s long and short positions are declining, the Fund may experience substantial losses. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•

Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•

Short Sale Risk — The Fund may incur a loss (without limit) as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date the Fund replaces the security. The Fund may be unable to repurchase the borrowed security at a particular time or at an acceptable price.

•

Options Risk — The Fund’s ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund’s ability to utilize options successfully will depend on the ability of the Fund’s investment adviser to predict pertinent market movements, which cannot be assured.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its

Calamos Long/Short Fund

own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Leveraging Risk — The risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

•

Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets

•

Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•

Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

•

Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•

Derivative Risks — the Fund may invest in derivatives. Derivatives may be more volatile than other investments and may magnify the Fund’s gains or losses. Successful use of derivatives depends upon to which the prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate with the value of derivatives it purchase or sole. The potential lack of a liquid secondary market for a derivative may present the Fund from closing its derivatives positions and to limit losses or realize profits. Derivatives may be purchased for a fraction of their value and small price movements may result in an immediate and substantial loss to the Fund. Additional, derivatives instruments are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Futures and Forward Contracts — Futures contracts provide for the future sale of sale by one party and purchase by another of specific security time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a positions in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject I counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Performance

The Fund has not yet had a full fiscal year of operations, therefore performance information is not yet available. The Fund’s current performance is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Investment Adviser

Calamos Advisors LLC

Calamos Long/Short Fund

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global Co-CIO
Gary D. Black (Vice President)	since Fund’s inception	EVP, Global Co-CIO
Brendan Maher	since Fund’s inception	SVP, Co-Portfolio Manager
Matthew Dveirin	since August 20, 2013	VP, Co-Portfolio Manager
Daniel Fu	since Fund’s inception	VP, Co-Portfolio Manager
Himanshu Sheth	since Fund’s inception	VP, Co-Portfolio Manager
Naveen Yalamanchi	since Fund’s inception	VP, Co-Portfolio Manager

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment

Classes A and C: $50

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

Mail:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Effective on July 31, 2009, the Funds no longer accept purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies

The Funds’ shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value (share price or “NAV”) to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Funds’ distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

811-05443

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